Operating expenses	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
16.1 RESEARCH AND DEVELOPMENT EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Purchases, sub-contracting and other expenses	(11,982)	(10,543)
Payroll costs (including share-based payments)	(5,239)	(5,395)
Depreciation, amortization and provision expenses(1)	(583)	(670)
Total research and development expenses	(17,805)	(16,608)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses increased by €1.4 million for the six-month period ended June 30, 2023 as compared to the same period in 2022. This increase reflects the Company's focus on advancing its clinical trial development priorities, specifically the global Phase 3 registrational trial (NANORAY-312).

R&D Payroll costs slightly decreased by €0.2 million, or by 3% for the six-month period ended June 30, 2023 as compared with the same period in 2022, which is mainly due by the changes in the geographic mix and seniority of our employees.

16.2 SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Purchases, fees and other expenses	(5,398)	(4,251)
Payroll costs (including share-based payments)	(5,295)	(5,244)
Depreciation, amortization and provision expenses (1)	(172)	(140)
Total SG&A expenses	(10,864)	(9,635)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Purchases, fees and other expenses increased by €1.1 million for the six-month period ended June 30, 2023 as compared to the same period in 2022 and mainly relates to the €1.4 million fees to be paid to a financial adviser, further to an advisory services agreement between the parties which has been subsequently terminated (See Note 23 subsequent event).

SG&A payroll costs slightly increased by €0.1 million, or 1%, for the six-month period ended June 30, 2023 as compared to the same period in 2022, which is mainly due to management of SG&A payroll expenses.

16.3 PAYROLL COSTS

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Wages and salaries	(6,814)	(6,711)
Payroll taxes	(2,338)	(2,531)
Share-based payments	(1,349)	(1,360)
Retirement benefit obligations	(33)	(38)
Total payroll costs	(10,534)	(10,640)
Average headcount	98	99
End-of-period headcount	101	103

As of June 30, 2023, the Company had 101 employees, including 71 in R&D and 30 in selling, general and administrative expenses, compared to 103 as of June 30, 2022.

In the first half of 2023, salaries and payroll taxes remained stable as compared to the first half of 2022.
In accordance with IFRS 2 – Share-based Payment, the share-based payment expense recognized in the statement of consolidated operations reflects the amortization of the fair value of the granted awards over the service period. The share-based payment expenses amounted to €1.3 million for the period ended June 30, 2023, which is stable compared with June 30, 2022 (see Note 17 Share-based payments).

16.4 DEPRECIATION, AMORTIZATION AND PROVISION EXPENSES

Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	—	—	—
Amortization expense of tangible assets	(579)	(162)	(740)
Litigations	—	—	—
Provision for charges	(4)	(10)	(14)
Reversal of provision for charges	—	—	—
Total depreciation, amortization and provision expenses	(583)	(172)	(754)

	For the six month period ended June 30, 2022
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(14)	—	(14)
Amortization expense of tangible assets	(579)	(153)	(732)
Litigations	3	1	5
Provision for charges	(80)	—	(80)
Reversal of provision for disputes	—	12	12
Total depreciation, amortization and provision expenses	(670)	(140)	(809)

16.5 OTHER OPERATING INCOME AND EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Contract termination indemnities (PharmaEngine)	—	(963)
Contract termination indemnities	(46)	—
Other non recurring income	52	—
Total other operating income and expenses	6	(963)

As of June 30, 2023, the Company has not recorded any material other operating income and expenses.
As of June 30, 2022, the Company has made the $1 million payment following receipt and validation of certain clinical study reports, in the context of the termination agreement signed with PharmaEngine,